Credit Risk - Disclosure of Exposures to Credit Risk by Segment (Details) - Maximum £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Everyday Banking
Disclosure of credit risk exposure [line items]
Customers, annual turnover	£ 6.5
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Customers, annual turnover	£ 500.0